Cash and Cash Equivalents and Bank Overdraft	12 Months Ended
Feb. 28, 2025
Cash and Cash Equivalents and Bank Overdraft [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

13. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

	As of February 28/29
Figures in Rand thousands	2025	2024

Cash on hand	4,054	1,965
Bank balances	208,971	457,366
Short-term deposits	829,857	196
Cash and cash equivalents in the consolidated statement of financial position	1,042,882	459,527
Bank overdrafts	(205,299)	(23,362)
Cash and cash equivalents in the consolidated statement of cash flows	837,583	436,165

Current assets	1,042,882	459,527
Current liabilities	(205,299)	(23,362)
	837,583	436,165

Information on cash flow management is included in Note 29.2 (b). Refer to Note 33 for information on the various facilities available to the Group.